Right-of-use asset/Lease Liability and Other financing liability	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Right-of-use asset/Lease Liability and Other financing liability	Right-of-use asset/Lease Liability and Other financing liability
In March 2023, the Company entered into an agreement to sell MV Efrossini to an unaffiliated third party at a gross sale price of $22,500 and charter her back for a period of ten to fourteen months at a gross daily charter rate of $16,050. The sale was consummated in July 2023, when the vessel was delivered to her new owners, renamed MV Arethousa, and immediately taken back on charter by the Company.

The transaction was assessed according to ASC 842-40 and ASC 606-10 and it was concluded that the transfer of the asset is a sale and that the sale was not at fair value since the net sale price was greater than the fair value of the asset at the time the sale was consummated. The difference between the net sale price and the fair value of MV Efrossini at the time the sale was consummated amounting to $1,800 was recognized as other financing liability, amortized over the period of the lease, at each lease payment date, by an amount equal to the portion of the hire payments allocated to that liability. Furthermore, in accordance with ASC 842-20, as the non cancelling lease term was less than 12 months the Company accounted for the transaction as a short term lease and did not recognize a right-of-use asset or a corresponding lease liability, instead the lease payments are recognized as an operating expense on a straight-line basis over the term of the lease.

Other financing liability of $748 as of December 31, 2023 represents the outstanding balance of the reduction of the sale price plus interest accrued, net of the portion of the hire payments allocated to the financing liability.

In July 2021, Metamou entered into a 12 -month period bareboat charter with the third-party owners of vessel Stelios Y. The charter included an option for Metamou to purchase the vessel at the end of the bareboat charter period, which Metamou exercised. The vessel was delivered to Metamou in November 2021. Pursuant to the charter, Metamou paid to the owners an advance of $9,000 as security for its correct fulfillment, and daily charter hire of $14,500 from lease commencement until the end of the lease period. At the end of the bareboat charter period in November 2022, Metamou paid an additional $18,000, whereupon ownership of the vessel passed to Metamou.

Upon commencement of the bareboat charter the Company recognized a Right-of-use asset representing the advance payments, the initial direct costs paid for the vessel Stelios Y and the present value of the future lease payments due under the bareboat charter and a respective Lease Liability. At the end of the bareboat charter period in November 2022, whereupon ownership of the vessel passed to Metamou, the Right-of-use asset in the amount of $30,637, representing the advance payments, the initial direct costs paid for the vessel Stelios Y and the present value of the future lease payments due under this bareboat charter amounting to $32,160 net of amortization of $1,523, were transferred to Vessel cost and Accumulated depreciation, respectively.

The Company determined that the bareboat charter did not contain an implicit borrowing rate. Therefore, the discount rate that was used for the recognition of this lease was the estimated annual incremental borrowing rate for this type of asset which was estimated at 2.69%. The lease liability expired in November 2022.

The table below presents the components of the Company’s finance lease expense for the years ended December 31, 2022 and 2023:

		December 31,
Description	Location in Consolidated Statement of Income	2022	2023
Finance lease cost:
Amortization of Right-of-use asset	Depreciation and amortization	$1,301	$—
Interest on Lease liability	Interest expense	463	—
Operating lease cost:
Interest on Other financing liability	Interest expense	—	35
Total		$1,764	$35